Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances

Note 7. Federal Home Loan Bank Advances

Pursuant to collateral agreements with the FHLB, advances are collateralized by all of the Bank’s FHLB stock ($1,740,200 included in other assets at December 31, 2017) and qualifying first mortgages and other loans. As of December 31, 2017, the balance in qualifying first mortgages and other loans was $169,925,797. At December 31, 2017 and December 31, 2016, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at		Interest Rate	Final Maturity
December 31,
2017	2016
$20,000,000	$20,000,000	2.53	January 9, 2018
10,000,000	—	1.60	January 5, 2018

The scheduled payments for the next five years are as follows:

Year Due	Payment
2018	$30,000,000
2019	—
2020	—
2021	—
2022	—

As of the date of this report, the Company had paid off all FHLB advances at their respective maturities and currently do not have any outstanding advances. Although the Company does not plan to secure another FHLB advance in the near future, it will do so if warranted by the liquidity needs at that time.